Change in NonCash Operating Working Capital	9 Months Ended
Jun. 30, 2025
Change in NonCash Operating Working Capital
Change in Non-Cash Operating Working Capital
15.	Change in Non-Cash Operating Working Capital

	June 30, 2025	June 30, 2024
Trade and other receivables	(7,810)	2,452
Inventories	(2,475)	(4,251)
Prepaid expenses and other	(2,097)	(533)
Trade and other payables	(306)	49
	(12,688)	(2,283)